STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Company contributions	$ 1,735,389	$ 1,759,128
Notes receivable from participants	64,738,751	60,866,954
Total receivables	66,474,140	62,626,082
Plan's interest in Master Trust:
Investments at fair value (Note 5)	3,736,594,330	3,493,214,139
Investments at contract value (Note 3)	620,612,635	638,023,845
Total Plan's interest in Master Trust (Note 4)	4,357,206,965	4,131,237,984
Total assets	4,423,681,105	4,193,864,066
LIABILITIES:
Administrative expenses payable	309,649	631,291
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,423,371,456	$ 4,193,232,775